THE HENLOPEN FUND
                            (THE HENLOPEN FUND LOGO)
                                QUARTERLY REPORT
                                 MARCH 31, 2005

To My Fellow Shareholders:

For the quarter ending March 31, 2005, The Henlopen Fund declined 1.48%. Annualized returns for the Fund for one, three, five and ten years are 6.87%, 15.94%, -0.80% and 16.13%, respectively. Since inception on December 2, 1992, the Fund has an annualized return of 15.74%.

The stock market started off the year on the defensive with all major indices selling off in January and ending the quarter with losses. The Henlopen Fund's decline outperformed the major market averages in the quarter, as strong performance in the energy and mining sectors helped to minimize losses. Indeed, very little else worked in the quarter as a tired-looking market struggled to find leadership.

Investors are currently grappling with the potential impact of high energy prices and a restrictive Federal Reserve upon the economy. Thus far, the economy has continued to shrug off escalating oil prices, and long-term interest rates have actually declined in the face of the Fed's rate hikes. However, the murmurs that what is good for energy stocks may no longer be good for the overall market are growing louder. While the potential exists for a shock-induced spike in oil prices that would choke off economic growth, we are of the belief that the oil market will find a pricing equilibrium that will enable continued growth of our economy.

Sincerely yours,

/s/Michael L. Hershey                   /s/Bruce V. Vogenitz
Michael L. Hershey                      Bruce V. Vogenitz
President                               Vice President

On March 15, 2005, Landis Associates LLC ("Landis"), the investment advisor to The Henlopen Fund (the "Fund"), and Michael L. Hershey, a member and President of Landis, signed definitive agreements with Hennessy Advisors, Inc. ("Hennessy Advisors"), which provide for Hennessy Advisors' purchase of assets related to the Fund's investment advisory agreement. Completion of the transaction is subject to several conditions, including the approval of a new investment advisory agreement under which Hennessy Advisors will serve as the Fund's investment advisor. On April 5, 2005, the Fund's Board of Trustees approved the new investment advisory agreement with Hennessy Advisors and directed that it be submitted to the Fund's shareholders for their approval at a special meeting of shareholders to be held on June 9, 2005. Proxy materials for the special meeting will be mailed to shareholders soon.

                        MANAGED BY LANDIS ASSOCIATES LLC
                              www.henlopenfund.com

                               THE HENLOPEN FUND

         COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT*<F1> IN The Henlopen Fund, S&P 500 Index and Lipper Growth Fund Index

                                                                    Lipper
                                                                 Growth Fund
            The Henlopen Fund       S&P 500 Index***<F2>        Index****<F3>
            -----------------       -------------------         -------------
   12/2/92        $10,000                  $10,000                  $10,000
   3/31/93        $10,821                  $10,567                  $10,507
   3/31/94        $12,760                  $10,717                  $11,084
   3/31/95        $13,583                  $12,388                  $12,049
   3/31/96        $19,233                  $16,369                  $15,591
   3/31/97        $20,072                  $19,633                  $17,468
   3/31/98        $31,183                  $29,081                  $25,229
   3/31/99        $30,744                  $34,492                  $29,647
 3/31/2000        $63,073                  $40,679                  $38,728
 3/31/2001        $33,036                  $31,860                  $26,888
 3/31/2002        $38,887                  $31,938                  $25,825
 3/31/2003        $30,593                  $24,029                  $19,560
 3/31/2004        $56,706                  $32,471                  $26,098
 3/31/2005        $60,601                  $34,641                  $27,115

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by visiting www.henlopenfund.com. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*<F1> Assumes equal $10,000 investments made on inception date of December 2, 1992.
** Ending values represent compounded annualized returns of 15.74%, 10.61%, and 8.43% for The Henlopen Fund, S&P 500 Index and Lipper Growth Fund Index, respectively.
***<F2> The S&P 500(R) is the Standard & Poor's Composite Index of 500 stocks, a widely recognized unmanaged index of common stock prices.
****<F3> The Lipper Growth Fund Index is an index of mutual funds having an investment objective similar to the Fund's investment objective.

                            STATEMENT OF NET ASSETS
                           March 31, 2005 (Unaudited)


    SHARES                                                     VALUE (B)<F5>
    ------                                                     -------------

LONG-TERM INVESTMENTS -- 88.1% (A)<F4>
COMMON STOCKS -- 85.0% (A)<F4>

             AEROSPACE & DEFENSE -- 0.8%
     75,000  ARGON ST, Inc.                                    $  2,475,000

             APPAREL & SHOES -- 0.9%
    125,000  Wolverine World Wide, Inc.                           2,678,750

             AUTO & TRUCK RELATED -- 1.8%
    400,000  Amerigon Inc.                                        1,664,000
    106,900  Coast Distribution System, Inc.                        696,988
    200,000  Rush Enterprises, Inc.                               3,136,000
                                                               ------------
                                                                  5,496,988
             BASIC MATERIALS -- 2.0%
     25,000  Cleveland-Cliffs Inc.                                1,821,750
    150,000  Oregon Steel Mills, Inc.                             3,450,000
     82,000  Universal Stainless & Alloy Products, Inc.           1,151,280
                                                               ------------
                                                                  6,423,030
             BIOTECHNOLOGY -- 2.5%
    100,000  Celgene Corp.                                        3,405,000
     50,000  Martek Biosciences Corp.                             2,909,500
    200,000  OXiGENE, Inc.                                          816,000
    200,000  StemCells, Inc.                                        630,000
                                                               ------------
                                                                  7,760,500
             BUSINESS SERVICES -- 2.9%
    175,000  Infocrossing, Inc.                                   2,772,000
    200,000  Marchex, Inc. Cl B                                   3,728,000
     75,000  ProQuest Co.                                         2,711,250
                                                               ------------
                                                                  9,211,250
             COAL -- 1.5%
    100,000  CONSOL Energy Inc.                                   4,702,000

             COMMUNICATIONS SERVICES -- 1.4%
     85,000  America Movil S.A. de C.V. ADR Series L              4,386,000

             CONSTRUCTION SERVICES -- 5.9%
    100,000  Chicago Bridge & Iron Co. N.V. - NYS                 4,403,000
    135,000  Comstock Homebuilding Companies, Inc.                2,874,150
     30,000  Jacobs Engineering Group Inc.                        1,557,600
     25,000  KB Home, Inc.                                        2,936,500
     45,000  Standard Pacific Corp.                               3,248,550
     75,000  Washington Group International, Inc.                 3,374,250
                                                               ------------
                                                                 18,394,050
             ENERGY/SERVICES -- 2.2%
    200,000  Energy Conversion Devices, Inc.                      4,546,000
     30,000  Valero Energy Corp.                                  2,198,100
                                                               ------------
                                                                  6,744,100
             FINANCIAL SERVICES -- 6.9%
     80,000  Commercial Capital Bancorp, Inc.                     1,628,000
    100,000  Franklin Bank Corp.                                  1,725,000
     75,000  North Fork Bancorporation, Inc.                      2,080,500
    185,000  Pacific Premier Bancorp, Inc.                        2,035,000
     50,000  PrivateBancorp, Inc.                                 1,570,500
    225,000  Sanders Morris Harris Group Inc.                     4,068,000
     37,500  Shore Bancshares, Inc.                               1,166,250
    100,000  Texas Capital Bancshares, Inc.                       2,100,000
    108,793  Texas United Bancshares, Inc.                        1,958,274
     60,000  WSFS Financial Corp.                                 3,153,600
                                                               ------------
                                                                 21,485,124
             FURNITURE -- 0.9%
     60,000  Stanley Furniture Company, Inc.                      2,836,800

             HEALTHCARE PRODUCTS -- 3.0%
    250,000  Access Pharmaceuticals, Inc.                           622,500
    310,000  Bioveris Corp.                                       1,636,800
    150,000  Cantel Medical Corp.                                 4,344,000
    300,000  Neurometrix Inc.                                     2,865,000
                                                               ------------
                                                                  9,468,300
             HEALTHCARE SERVICES -- 1.5%
     50,000  Caremark Rx, Inc.                                    1,989,000
     75,000  SFBC International, Inc.                             2,643,000
                                                               ------------
                                                                  4,632,000
             LEISURE/ENTERTAINMENT -- 6.6%
     90,000  Gaylord Entertainment Co.                            3,636,000
     50,000  Harrah's Entertainment, Inc.                         3,229,000
    125,000  Isle of Capri Casinos, Inc.                          3,317,500
    229,300  Nevada Gold & Casinos, Inc.                          2,935,040
    100,000  Penn National Gaming, Inc.                           2,938,000
     75,000  Steiner Leisure Ltd.                                 2,451,750
    300,300  WestCoast Hospitality Corp.                          2,087,085
                                                               ------------
                                                                 20,594,375
             MACHINERY -- 1.6%
     60,000  Bucyrus International, Inc.                          2,343,600
     60,000  Terex Corp.                                          2,598,000
                                                               ------------
                                                                  4,941,600
             METALS -- 3.6%
    100,000  Allegheny Technologies, Inc.                         2,411,000
    100,000  Cameco Corp.                                         4,424,000
     10,000  Rio Tinto PLC - SP-ADR                               1,297,500
    360,000  Western Silver Corp.                                 3,286,800
                                                               ------------
                                                                 11,419,300
             MISCELLANEOUS MANUFACTURING -- 3.9%
     81,500  Ampex Corp.                                          3,247,775
    200,000  Axsys Technologies, Inc.                             4,492,000
     25,000  Intuitive Surgical, Inc.                             1,136,750
     80,000  Manitowoc Company, Inc.                              3,231,200
                                                               ------------
                                                                 12,107,725
             OIL & GAS EXPLORATION/PRODUCTION -- 17.8%
    150,000  ATP Oil & Gas Corp.                                  3,246,000
     90,000  Burlington Resources Inc.                            4,506,300
    125,000  Chesapeake Energy Corp.                              2,742,500
     30,000  Cimarex Energy Co.                                   1,170,000
    100,000  EOG Resources, Inc.                                  4,874,000
     50,000  Helmerich & Payne, Inc.                              1,984,500
    200,000  KCS Energy, Inc.                                     3,072,000
     40,000  Kerr-McGee Corp.                                     3,133,200
    100,000  McMoRan Exploration Co.                              2,010,000
     35,000  Murphy Oil Corp.                                     3,455,550
     50,000  Noble Energy, Inc.                                   3,401,000
     25,000  Occidental Petroleum Corp.                           1,779,250
     90,000  Pioneer Natural Resources Co.                        3,844,800
     75,000  Plains Exploration & Production Co.                  2,617,500
    100,000  Quicksilver Resources Inc.                           4,873,000
     50,000  Southwestern Energy Co.                              2,838,000
     90,000  Suncor Energy, Inc.                                  3,618,900
     40,000  Unocal Corp.                                         2,467,600
                                                               ------------
                                                                 55,634,100
             OILFIELD PRODUCTS/SERVICES -- 5.8%
     70,000  ENSCO International Inc.                             2,636,200
    600,000  Grey Wolf, Inc.                                      3,948,000
    125,000  NS Group, Inc.                                       3,926,250
    300,000  Pioneer Drilling Co.                                 4,131,000
     50,000  Schlumberger Ltd.                                    3,524,000
                                                               ------------
                                                                 18,165,450
             PHARMACEUTICALS -- 0.3%
     20,000  American Pharmaceutical Partners, Inc.               1,034,800

             REAL ESTATE -- 1.0%
     45,000  The St. Joe Co.                                      3,028,500

             RESTAURANTS -- 0.8%
    245,000  Rubio's Restaurants, Inc.                            2,450,000

             RETAILING -- 2.9%
    100,000  Genesco Inc.                                         2,842,000
     60,000  J.C. Penney Company, Inc. (Holding Co.)              3,115,200
    100,000  MarineMax, Inc.                                      3,118,000
                                                               ------------
                                                                  9,075,200
             SEMICONDUCTORS/RELATED -- 0.9%
     70,000  Rambus Inc.                                          1,054,900
    175,000  Semitool, Inc.                                       1,785,000
                                                               ------------
                                                                  2,839,900
             SOFTWARE & RELATED SERVICES -- 3.3%
     85,000  CheckFree Corp.                                      3,464,600
     50,000  Computer Programs and Systems, Inc.                  1,404,000
    100,000  Eclipsys Corp.                                       1,548,000
    400,000  Forgent Networks, Inc.                                 848,000
    500,000  Novell, Inc.                                         2,980,000
                                                               ------------
                                                                 10,244,600
             TRANSPORTATION -- 2.3%
     25,000  Frontline Ltd.                                       1,225,000
    125,000  Golar LNG Ltd.                                       1,593,750
     25,000  Teekay Shipping Corp.                                1,123,750
     30,000  Tsakos Energy Navigation Ltd.                        1,320,900
    300,000  World Air Holdings, Inc.                             2,064,000
                                                               ------------
                                                                  7,327,400
                                                               ------------
               Total common stocks                              265,556,842

MUTUAL FUNDS -- 1.3% (A)<F4>
     45,000  Fording Canadian Coal Trust                          4,134,600

REITS -- 1.8% (A)<F4>
    400,000  ECC Capital Corp.                                    2,400,000
     70,000  New Century Financial Corp.                          3,277,400
                                                               ------------
               Total reits                                        5,677,400
                                                               ------------
               Total long-term investments                      275,368,842

SHORT-TERM INVESTMENTS -- 10.3% (A)<F4>

             COMMERCIAL PAPER -- 7.7%
$24,000,000  Prudential Funding LLC,
               2.55%-2.65%, due 4/01/05                          24,000,000

             VARIABLE RATE DEMAND NOTE -- 2.6%
  8,276,135  U.S. Bank, N.A., 2.60%                               8,276,135
                                                               ------------
               Total short-term investments                      32,276,135
                                                               ------------
               Total investments                                307,644,977
                                                               ------------
             Cash and receivables, less
               liabilities 1.6% (A)<F4>                           4,920,752
                                                               ------------
             NET ASSETS                                        $312,565,729
                                                               ------------
                                                               ------------
             Net Asset Value Per Share (No par
               value, unlimited shares authorized),
               offering and redemption price
               ($312,565,729 / 10,415,557
               shares outstanding)                                   $30.01
                                                                     ------
                                                                     ------

(a)<F4>   Percentages for the various classifications relate to net assets.
(b)<F5> Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the latest bid price. Securities which are traded over-the-counter are valued at the latest bid price. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser under the supervision of the Board of Trustees. Short-term investments with maturities of 60 days or less are valued at cost which approximates market value. For financial reporting purposes, investment transactions are recorded on trade date.
ADR -- American Depository Receipts
N.V. -- Netherlands Antilles Limited Liability Corp.
NYS -- NY Registered Shares

                               THE HENLOPEN FUND
                            (THE HENLOPEN FUND LOGO)
                               BOARD OF TRUSTEES

      HOWARD E. COSGROVE                               ROBERT J. FAHEY, JR.
     Chairman, NRG Energy                            Executive Vice President
Retired Chairman, Conectiv, Inc.                         CB Richard Ellis
     Wilmington, Delaware                            Investment Properties -
                                                       Institutional Group
                                                    Philadelphia, Pennsylvania

      MICHAEL L. HERSHEY                                  JOHN H. REMER
          Chairman,                                          Retired
    Landis Associates LLC                          Kennett Square, Pennsylvania
 Kennett Square, Pennsylvania

      U.S. BANCORP FUND                             PricewaterhouseCoopers LLP
        SERVICES, LLC                                 Independent Registered
      Transfer Agent and                              Public Accounting Firm
  Dividend Disbursing Agent
                               LANDIS ASSOCIATES LLC
                                Investment Adviser
       U.S. BANK, N.A.                                  FOLEY & LARDNER LLP
          Custodian                                       Legal Counsel

                               THE HENLOPEN FUND
                        LONGWOOD CORPORATE CENTER SOUTH
                          415 MCFARLAN ROAD, SUITE 213
                       KENNETT SQUARE, PENNSYLVANIA 19348
                                 (610-925-0400)
                              www.henlopenfund.com

 This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of The Henlopen Fund unless accompanied or preceded by the Fund's current prospectus.